SHARE REPURCHASE PROGRAM	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Equity [Abstract]
SHARE REPURCHASE PROGRAM
(14)	SHARE REPURCHASE PROGRAM

For a discussion of the Company’s Share Repurchase programs, refer to Note 18 of the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

During the first quarter of fiscal 2015, the Company repurchased 109,422 shares of common stock at an average price of $30.46 per share for a total cost of $3.3 million. As of November 30, 2014, shares valued at $51.7 million remain authorized for repurchase. In the first quarter of fiscal 2014, the Company repurchased 40,327 shares of common stock at an average price of $27.68 per share for a total cost of $1.1 million.

NOTE 18 — SHARE REPURCHASE PROGRAM

On April 3, 2014, the Board of Directors approved a new share repurchase program under which the Company is authorized to repurchase up to $55 million of its common stock in the open market or in privately negotiated transactions, subject to market and other conditions (the “Program”). Repurchases under the Program may take place over a three-year period ending April 2, 2017, when the Program is scheduled to expire. During fiscal 2014, the Company did not repurchase any shares of common stock under the Program, which may be modified, suspended or terminated by the Company at any time. The Program replaces the Company’s previous share repurchase program, which was authorized on April 1, 2011 and expired on March 31, 2014.

In fiscal 2014, the Company repurchased 40,327 shares of common stock under the previous share repurchase program at an average price of $27.68 per share for a total cost of $1.1 million. In total under the previous program, the Company acquired 2,192,612 shares at an average price of $20.33 per share.